Document and Entity Information	Nov. 04, 2019
Cover [Abstract]
Entity Registrant Name	NORDSTROM INC
Amendment Flag	false
Entity Central Index Key	0000072333
Document Type	8-K
Document Period End Date	Nov. 04, 2019
Entity Incorporation State Country Code	WA
Entity File Number	001-15059
Entity Tax Identification Number	91-0515058
Entity Address, Address Line One	1617 Sixth Avenue
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	(206)
Local Phone Number	628-2111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, without par value
Trading Symbol	JWN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false